FINANCING AND FINANCIAL INSTRUMENTS - Summary of Assets and Liabilities Based on Categories (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 4,215	$ 5,600	$ 4,867	$ 2,172
Restricted cash and other restricted funds	156	363
Trade accounts receivable and other	5,143	3,072
Inventories	19,858	12,328
Prepaid expenses and other current assets	5,567	2,281
Assets held for sale	0	4,329
Total current assets	34,939	27,973
Non-current assets:
Goodwill and intangible assets	4,425	4,312
Property, plant and equipment and biological assets	30,075	30,622
Carrying amount of interests in associates and joint ventures	10,319	6,817
Other investments	1,146	2,980
Deferred tax assets	8,147	7,866
Other assets	1,461	1,482
Total non-current assets	55,573	54,079
Total assets	90,512	82,052
Current liabilities:
Short-term debt and current portion of long-term debt	1,913	2,507
Trade accounts payable and other	15,093	11,525
Short-term provisions	1,064	935
Accrued expenses and other liabilities	4,831	4,197
Income tax liabilities	1,266	464
Liabilities held for sale	0	3,039
Total current liabilities	24,167	22,667
Non-current liabilities:
Long-term debt, net of current portion	6,488	9,815
Deferred tax liabilities	2,369	1,832
Deferred employee benefits	3,772	4,656
Long-term provisions	1,498	1,697	2,475
Other long-term obligations	874	1,148
Total non-current liabilities	15,001	19,148
Equity:
Equity attributable to the equity holders of the parent	49,106	38,280
Non-controlling interests	2,238	1,957
Total equity	51,344	40,237	$ 40,483	$ 44,108
Total liabilities and equity	90,512	82,052
Non-financial liabilities
Current liabilities:
Short-term debt and current portion of long-term debt	0	0
Trade accounts payable and other	0	0
Short-term provisions	1,048	919
Accrued expenses and other liabilities	1,420	1,160
Income tax liabilities	1,266	464
Liabilities held for sale		709
Total current liabilities	3,734	3,252
Non-current liabilities:
Long-term debt, net of current portion	0	0
Deferred tax liabilities	2,369	1,832
Deferred employee benefits	3,772	4,656
Long-term provisions	1,495	1,691
Other long-term obligations	343	354
Total non-current liabilities	7,979	8,533
Equity:
Equity attributable to the equity holders of the parent	49,106	38,280
Non-controlling interests	2,238	1,957
Total equity	51,344	40,237
Total liabilities and equity	63,057	52,022
Financial liabilities | Liabilities at amortized cost
Current liabilities:
Short-term debt and current portion of long-term debt	1,913	2,507
Trade accounts payable and other	15,093	11,525
Short-term provisions	16	16
Accrued expenses and other liabilities	3,095	2,829
Income tax liabilities	0	0
Liabilities held for sale		2,330
Total current liabilities	20,117	19,207
Non-current liabilities:
Long-term debt, net of current portion	6,488	9,815
Deferred tax liabilities	0	0
Deferred employee benefits	0	0
Long-term provisions	3	6
Other long-term obligations	473	698
Total non-current liabilities	6,964	10,519
Equity:
Total liabilities and equity	27,081	29,726
Financial liabilities | Fair value recognized in profit or loss
Current liabilities:
Short-term debt and current portion of long-term debt	0	0
Trade accounts payable and other	0	0
Short-term provisions	0	0
Accrued expenses and other liabilities	0	0
Income tax liabilities	0	0
Liabilities held for sale		0
Total current liabilities	0	0
Non-current liabilities:
Long-term debt, net of current portion	0	0
Deferred tax liabilities	0	0
Deferred employee benefits	0	0
Long-term provisions	0	0
Other long-term obligations	0	0
Total non-current liabilities	0	0
Financial liabilities | Derivatives
Current liabilities:
Short-term debt and current portion of long-term debt	0	0
Trade accounts payable and other	0	0
Short-term provisions	0	0
Accrued expenses and other liabilities	316	208
Income tax liabilities	0	0
Liabilities held for sale		0
Total current liabilities	316	208
Non-current liabilities:
Long-term debt, net of current portion	0	0
Deferred tax liabilities	0	0
Deferred employee benefits	0	0
Long-term provisions	0	0
Other long-term obligations	58	96
Total non-current liabilities	58	96
Equity:
Total liabilities and equity	374	304
Non-financial assets
Current assets:
Cash and cash equivalents	0	0
Restricted cash and other restricted funds	0	0
Trade accounts receivable and other	0	0
Inventories	19,858	12,328
Prepaid expenses and other current assets	1,128	910
Assets held for sale		3,384
Total current assets	20,986	16,622
Non-current assets:
Goodwill and intangible assets	4,425	4,312
Property, plant and equipment and biological assets	30,037	30,577
Carrying amount of interests in associates and joint ventures	10,319	6,817
Other investments	0	0
Deferred tax assets	8,147	7,866
Other assets	359	237
Total non-current assets	53,287	49,809
Total assets	74,273	66,431
Financial assets
Current assets:
Cash and cash equivalents	0
Financial assets | Assets at amortized cost
Current assets:
Cash and cash equivalents	4,215	5,600
Restricted cash and other restricted funds	156	363
Trade accounts receivable and other	4,521	2,699
Inventories	0	0
Prepaid expenses and other current assets	1,454	1,018
Assets held for sale		945
Total current assets	10,346	10,625
Non-current assets:
Goodwill and intangible assets	0	0
Property, plant and equipment and biological assets	0	0
Carrying amount of interests in associates and joint ventures	0	0
Other investments	0	0
Deferred tax assets	0	0
Other assets	648	785
Total non-current assets	648	785
Total assets	10,994	11,410
Financial assets | Fair value recognized in profit or loss
Current assets:
Cash and cash equivalents	0	0
Restricted cash and other restricted funds	0	0
Trade accounts receivable and other	0	0
Inventories	0	0
Prepaid expenses and other current assets	0	0
Assets held for sale		0
Total current assets	0	0
Non-current assets:
Goodwill and intangible assets	0	0
Property, plant and equipment and biological assets	38	45
Carrying amount of interests in associates and joint ventures	0	0
Other investments	0	0
Deferred tax assets	0	0
Other assets	136	136
Total non-current assets	174	181
Total assets	174	181
Financial assets | Fair value recognized in OCI
Current assets:
Cash and cash equivalents	0	0
Restricted cash and other restricted funds	0	0
Trade accounts receivable and other	622	373
Inventories	0	0
Prepaid expenses and other current assets	0	0
Assets held for sale		0
Total current assets	622	373
Non-current assets:
Goodwill and intangible assets	0	0
Property, plant and equipment and biological assets	0	0
Carrying amount of interests in associates and joint ventures	0	0
Other investments	1,146	2,980
Deferred tax assets	0	0
Other assets	0	0
Total non-current assets	1,146	2,980
Total assets	1,768	3,353
Financial assets | Derivatives
Current assets:
Cash and cash equivalents		0
Restricted cash and other restricted funds	0	0
Trade accounts receivable and other	0	0
Inventories	0	0
Prepaid expenses and other current assets	2,985	353
Assets held for sale		0
Total current assets	2,985	353
Non-current assets:
Goodwill and intangible assets	0	0
Property, plant and equipment and biological assets	0	0
Carrying amount of interests in associates and joint ventures	0	0
Other investments	0	0
Deferred tax assets	0	0
Other assets	318	324
Total non-current assets	318	324
Total assets	$ 3,303	$ 677